EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.01 - Schedule 5

Report Pulled:	5/12/2026
Loan Count:	344
Fields Reviewed	Discrepancy Count	Percentage
CLTV	20	5.81%
Loan Purpose	26	7.56%
LTV	60	17.44%
Maturity Date	9	2.62%
Occupancy Type	14	4.07%
Original Interest Rate	66	19.19%
Original Loan Amount	48	13.95%
Origination/Note Date	15	4.36%
Originator Back-End DTI	33	9.59%
Property Type	18	5.23%
The Original Principal and Interest Payment Amount	1	0.29%